Notes to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Notes To The Statements Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising From Financing Activities

The following table shows the changes in liabilities arising from financing activities as at December 31, 2025 and 2024:

	January 1, 2025	Cash flows	Foreign exchange movement	Others	2025
	(in million pesos)
Interest-bearing financial liabilities	281,586	12,467	623	372	295,048
Lease liabilities	54,038	(14,328)	33	24,430	64,173
Derivative financial liabilities	97	(243)	—	223	77
Accrued interests and other related costs	2,426	(13,233)	—	13,261	2,454
Dividends payable	2,005	(20,590)	—	20,672	2,087
	340,152	(35,927)	656	58,958	363,839

	January 1, 2024	Cash flows	Foreign exchange movement	Others	2024
	(in million pesos)
Interest-bearing financial liabilities	254,798	24,722	1,698	368	281,586
Lease liabilities	47,546	(12,079)	100	18,471	54,038
Derivative financial liabilities	1,033	704	—	(1,640)	97
Accrued interests and other related costs	2,157	(10,740)	—	11,009	2,426
Dividends payable	1,912	(20,750)	—	20,843	2,005
	307,446	(18,143)	1,798	49,051	340,152

Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Acquisition of property and equipment on account	21,158	19,219
Additions to ROU assets	20,808	15,607
Capitalization to property and equipment of:
Inventories	2,196	4,128
Foreign exchange differences – net	308	686
Additional interest in investment in associates	594	—
Transfers from(to) property and equipment	851	(417)
	45,915	39,223

Summary of Significant Non-cash Financing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Additions to lease liabilities	20,800	15,607